Asset retirement obligations (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations
Opening balance, January 1	22	27
Liabilities incurred		5
Accretion	1	1
Liabilities settled	0	(5)
Revision to estimated cash flows	0	(1)
Closing balance, December 31	23	22
Asset Retirement Obligation [Line Items]
Asset retirement obligations	23	22
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act	30,000
Joint facility retirement obligation payments time period	33 years
Grain-dependent branch lines Retirement Obligation Payments Time Period	2012 - 2044
Discounted | Grain-dependent branch lines
Asset retirement obligations
Closing balance, December 31	21	20
Asset Retirement Obligation [Line Items]
Asset retirement obligations	21	20
Discounted | Joint Facility
Asset retirement obligations
Closing balance, December 31	2	2
Asset Retirement Obligation [Line Items]
Asset retirement obligations	2	2
Undiscounted | Grain-dependent branch lines
Asset retirement obligations
Closing balance, December 31	41	41
Asset Retirement Obligation [Line Items]
Asset retirement obligations	41	41
Undiscounted | Joint Facility
Asset retirement obligations
Closing balance, December 31	18	18
Asset Retirement Obligation [Line Items]
Asset retirement obligations	18	18